Acquisitions (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2011	Jul. 17, 2012 Knology, Inc.	Dec. 31, 2013 Knology, Inc. Subscriber relationships	Dec. 31, 2013 Knology, Inc. Corporate trademark	Dec. 31, 2013 Knology, Inc. Advertising contracts	Dec. 31, 2013 Knology, Inc. Corporate software
Preliminary purchase price and fair value of assets acquired and liabilities assumed
Cash and cash equivalents					$ 57.3
Working capital acquired					(14.8)
Investments					17.9
Plant, property and equipment					443.8
Goodwill	496.5	496.5	492.0	12.9	457.8
Intangible assets subject to amortization					129.8
Franchise operating rights					770.6
Other assets					1.1
Long-term debt, accrued interest and outstanding interest rate swap					(732.4)
Deferred tax liability (see Note 2)					(299.5)
Unearned service revenue					(18.3)
Capital lease obligations					(6.1)
Fair value of assets acquired, net of liabilities assumed					807.2
Cash and cash equivalents acquired					(57.3)
Fair value of consideration transferred					$ 749.9
Estimated Useful Life	4 years					4 years	2 years 7 months 6 days	3 months 18 days	3 years
Weighted average useful life	3 years 4 months 24 days